PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 96.0%
Common Stocks
Aerospace & Defense 0.8%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	5,961	$250,600
Airlines 1.0%
Sun Country Airlines Holdings, Inc.*	11,100	305,361
Banks 8.5%
Atlantic Union Bankshares Corp.	4,173	140,964
BankUnited, Inc.	6,368	239,055
Brookline Bancorp, Inc.	18,866	272,802
Eastern Bankshares, Inc.	14,951	286,461
Enterprise Financial Services Corp.	7,651	337,945
First Bancorp	6,904	258,624
First Foundation, Inc.	10,949	243,287
Metropolitan Bank Holding Corp.*	1,381	122,978
PacWest Bancorp	8,008	263,383
Pinnacle Financial Partners, Inc.	3,672	284,763
Wintrust Financial Corp.	2,622	228,953
		2,679,215
Biotechnology 2.2%
Amicus Therapeutics, Inc.*	16,053	113,655
Apellis Pharmaceuticals, Inc.*	7,262	316,115
Avid Bioservices, Inc.*	14,199	191,118
Karuna Therapeutics, Inc.*	584	65,093
		685,981
Building Products 2.6%
Armstrong World Industries, Inc.	2,515	212,920
JELD-WEN Holding, Inc.*	15,482	321,871
Zurn Water Solutions Corp.	8,834	275,797
		810,588
Capital Markets 5.4%
AssetMark Financial Holdings, Inc.*	3,791	72,901
Bridge Investment Group Holdings, Inc. (Class A Stock)	12,864	241,586
Brightsphere Investment Group, Inc.	12,456	249,618
Focus Financial Partners, Inc. (Class A Stock)*	6,974	275,124
Hamilton Lane, Inc. (Class A Stock)	2,607	178,788
Houlihan Lokey, Inc.	4,344	361,812

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	3,796	$124,395
Moelis & Co. (Class A Stock)	2,556	113,129
Open Lending Corp. (Class A Stock)*	6,317	86,164
		1,703,517
Chemicals 1.6%
Avient Corp.	10,646	524,209
Commercial Services & Supplies 1.5%
ACV Auctions, Inc. (Class A Stock)*	15,830	211,330
Casella Waste Systems, Inc. (Class A Stock)*	1,116	91,780
Harsco Corp.*	18,305	187,077
		490,187
Construction & Engineering 2.6%
Concrete Pumping Holdings, Inc.*	20,057	111,918
Great Lakes Dredge & Dock Corp.*	32,014	442,113
WillScot Mobile Mini Holdings Corp.*	8,146	285,925
		839,956
Construction Materials 1.1%
Summit Materials, Inc. (Class A Stock)*	12,656	351,837
Electric Utilities 0.7%
PNM Resources, Inc.	4,609	215,056
Electronic Equipment, Instruments & Components 1.3%
Littelfuse, Inc.	1,532	351,211
nLight, Inc.*	5,319	69,945
		421,156
Energy Equipment & Services 1.9%
Cactus, Inc. (Class A Stock)	8,267	412,771
Patterson-UTI Energy, Inc.	11,351	186,611
		599,382

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 8.2%
American Assets Trust, Inc.	6,914	$253,053
Cousins Properties, Inc.	8,298	297,898
Independence Realty Trust, Inc.	20,969	571,615
National Storage Affiliates Trust	7,918	448,159
Plymouth Industrial REIT, Inc.	6,431	155,116
Retail Opportunity Investments Corp.	10,606	197,590
Summit Hotel Properties, Inc.*	34,897	344,433
UMH Properties, Inc.	13,443	316,179
		2,584,043
Food & Staples Retailing 2.1%
Performance Food Group Co.*	13,363	658,128
Food Products 1.4%
Adecoagro SA (Brazil)	12,844	144,495
Freshpet, Inc.*	1,861	173,724
Utz Brands, Inc.	9,106	128,577
		446,796
Health Care Equipment & Supplies 4.5%
BioLife Solutions, Inc.*	4,599	58,269
CONMED Corp.	2,187	290,783
Inari Medical, Inc.*	4,078	329,095
Integra LifeSciences Holdings Corp.*	3,074	188,006
Nevro Corp.*	2,271	140,098
Outset Medical, Inc.*	6,529	227,732
Silk Road Medical, Inc.*	5,142	180,227
		1,414,210
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	7,764	527,020
Covetrus, Inc.*	7,281	100,478
Progyny, Inc.*	6,452	248,079
		875,577
Health Care Technology 1.6%
Inspire Medical Systems, Inc.*	1,394	286,830

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Phreesia, Inc.*	6,414	$146,752
Sophia Genetics SA (Switzerland)*	9,891	63,599
		497,181
Hotels, Restaurants & Leisure 2.8%
Bally’s Corp.*	4,854	144,843
Bloomin’ Brands, Inc.	15,614	343,352
Rush Street Interactive, Inc.*	10,074	63,970
Sweetgreen, Inc. (Class A Stock)*(a)	4,618	124,686
Wingstop, Inc.	2,279	209,121
		885,972
Household Durables 1.1%
Century Communities, Inc.	6,408	337,830
Independent Power & Renewable Electricity Producers 1.4%
NextEra Energy Partners LP	6,782	452,088
Insurance 2.2%
Axis Capital Holdings Ltd.	8,633	494,930
Goosehead Insurance, Inc. (Class A Stock)	1,806	103,827
James River Group Holdings Ltd.	4,711	111,698
		710,455
IT Services 2.8%
Evo Payments, Inc. (Class A Stock)*	13,809	311,117
Grid Dynamics Holdings, Inc.*	22,937	319,283
Shift4 Payments, Inc. (Class A Stock)*	4,700	246,562
		876,962
Leisure Products 1.3%
Brunswick Corp.	5,406	408,748
Life Sciences Tools & Services 0.9%
Azenta, Inc.	2,444	183,202
Olink Holding AB (Sweden), ADR*(a)	7,040	101,939
		285,141

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery 4.5%
Energy Recovery, Inc.*	6,341	$117,435
Enerpac Tool Group Corp.	13,667	274,433
Esab Corp.*	2,956	138,932
Gates Industrial Corp. PLC*	18,660	237,915
Mayville Engineering Co., Inc.*	10,153	84,067
Trinity Industries, Inc.	20,474	567,949
		1,420,731
Marine 0.3%
Kirby Corp.*	1,578	102,886
Media 0.5%
Cardlytics, Inc.*	4,612	157,407
Metals & Mining 0.3%
ERO Copper Corp. (Brazil)*	7,136	102,830
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Ladder Capital Corp.	16,710	190,327
Oil, Gas & Consumable Fuels 3.6%
Oasis Petroleum, Inc.	2,430	322,364
PDC Energy, Inc.(a)	11,818	824,187
		1,146,551
Personal Products 1.5%
elf Beauty, Inc.*	19,431	472,756
Pharmaceuticals 1.8%
Pacira BioSciences, Inc.*	2,582	192,540
Prestige Consumer Healthcare, Inc.*	4,441	242,745
Revance Therapeutics, Inc.*	9,076	148,665
		583,950
Professional Services 2.7%
ASGN, Inc.*	3,739	424,190

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
HireRight Holdings Corp.*	7,935	$137,196
Huron Consulting Group, Inc.*	5,394	279,301
		840,687
Road & Rail 1.2%
Saia, Inc.*	1,831	377,113
Semiconductors & Semiconductor Equipment 3.5%
MACOM Technology Solutions Holdings, Inc.*	4,860	247,617
MaxLinear, Inc.*	7,098	339,781
Tower Semiconductor Ltd. (Israel)*	10,699	516,762
		1,104,160
Software 5.9%
Clear Secure, Inc. (Class A Stock)*	7,641	232,439
Descartes Systems Group, Inc. (The) (Canada)*	2,264	140,708
Intapp, Inc.*	3,920	97,765
KnowBe4, Inc. (Class A Stock)*	10,441	248,496
PagerDuty, Inc.*	8,382	239,474
Q2 Holdings, Inc.*	2,852	147,534
Sprout Social, Inc. (Class A Stock)*	3,784	231,883
Varonis Systems, Inc.*	11,238	485,481
Verint Systems, Inc.*	828	45,176
		1,868,956
Specialty Retail 2.0%
Boot Barn Holdings, Inc.*	1,914	172,375
Citi Trends, Inc.*	3,964	110,873
National Vision Holdings, Inc.*	9,614	361,967
		645,215
Textiles, Apparel & Luxury Goods 1.1%
Kontoor Brands, Inc.	8,502	337,784
Thrifts & Mortgage Finance 0.5%
WSFS Financial Corp.	4,108	164,607

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.7%
Core & Main, Inc. (Class A Stock)*	8,863	$210,585
Rush Enterprises, Inc. (Class A Stock)	6,218	316,372
		526,957

Total Long-Term Investments (cost $27,267,838)		30,353,093

Short-Term Investments 4.5%
Affiliated Mutual Fund 0.8%
PGIM Institutional Money Market Fund (cost $243,931; includes $243,814 of cash collateral for securities on loan)(b)(we)	244,167	243,972
Unaffiliated Fund 3.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,176,711)	1,176,711	1,176,711

Total Short-Term Investments (cost $1,420,642)		1,420,683

TOTAL INVESTMENTS 100.5% (cost $28,688,480)		31,773,776
Liabilities in excess of other assets (0.5)%		(157,092)

Net Assets 100.0%		$31,616,684

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $235,573; cash collateral of $243,814 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).